Supplementary Balance Sheet Information - Schedule of Deferred Revenue (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred Revenue Disclosure [Abstract]
Deferred income relating to warranty and installations commitments	$ 22,221	$ 25,916	$ 21,408
Deferred income	7,061	12,092
Deferred income Total	$ 29,282	$ 38,008